WARRANTS (Details Narrative) - USD ($)	1 Months Ended	6 Months Ended	12 Months Ended
	Mar. 18, 2022	Jun. 30, 2021	Dec. 31, 2021	Mar. 31, 2022
Statement [Line Items]
Warrants issued			183,486	193,939
Warrant exercise price per share			$ 2.50	$ 2.06
Additional paid in capital				$ 1,741,475
Warrant value		$ 330,277	$ 220,457
Private Placements [Member]
Statement [Line Items]
Warrants issued	3,878,789	1,834,862		3,878,789
Warrant exercise price per share		$ 2.50		$ 2.00
Warrant value	$ 6,400,000